3. STOCKHOLDERS' EQUITY (Details - Assumptions)	12 Months Ended
Jun. 30, 2018 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Option life	5 years 3 months 19 days
Risk-free interest rate	1.01%
Stock volatility	171.00%
Dividend yield | $	$ 0
Weighted average fair value of grants | $ / shares	$ 0.58